Related Party Transactions - Summary Of Related Parties And Nature Of Relationship (Detail)	12 Months Ended
Dec. 31, 2020
SBCVC Fund IV, L.P. ("SBCVC") [Member]
Related Party Transaction [Line Items]
Relationship with the company	A shareholder of the Company
Jinzhou Xingda Technology Co., Ltd. ("Jingzhou Xingda") [Member]
Related Party Transaction [Line Items]
Relationship with the company	A then equity method investee
Ningbo Nuanuan Network Technology Co., Ltd. ("Ningbo Nuannuan")[Member]
Related Party Transaction [Line Items]
Relationship with the company	Entity controlled by principle shareholders